Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash in hand	$ 648	$ 256
Cash in banks	21,251,410	26,456,482
Money market fund		30,445,339
Cash	$ 21,252,058	$ 56,902,077